UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 30.4%

	Aerospace & Defense – 1.5%

$120	BAE Systems Holdings	6.400%	12/15/11	BBB+	$127,372

100	Boeing Capital Corporation	6.500%	2/15/12	A+	109,796

235	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B+	226,775

150	Honeywell International Inc.	7.500%	3/01/10	A	156,725

190	L-3 Communications Corporation	6.375%	10/15/15	BB+	173,375

200	Lockheed Martin Corporation	8.200%	12/01/09	A–	205,145
995	Total Aerospace & Defense				999,188
	Auto Components – 0.4%

225	Allison Transmission Inc.	11.000%	11/01/15	CCC+	178,875

50	Goodyear Tire & Rubber Company	6.318%	12/01/09	B+	49,750
275	Total Auto Components				228,625
	Automobiles – 0.6%

300	Ford Motor Credit Company	8.000%	6/01/14	CCC+	242,966

205	Kar Holdings, Inc., 144A	10.000%	5/01/15	Caa1	169,125
505	Total Automobiles				412,091
	Beverages – 0.6%

125	Diageo Finance BV	3.875%	4/01/11	A–	128,122

240	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	237,514
365	Total Beverages				365,636
	Capital Markets – 0.9%

200	Bank of New York Mellon	4.300%	5/15/14	Aa2	203,446

175	Goldman Sachs Group, Inc.	6.600%	1/15/12	A1	186,435

175	Morgan Stanley	6.750%	4/15/11	A	183,401
550	Total Capital Markets				573,282
	Chemicals – 0.2%

160	IMC Global Inc.	7.300%	1/15/28	BBB–	136,630
	Commercial Banks – 1.0%

225	BB&T Corporation	5.700%	4/30/14	A1	230,063

230	US Bancorp	4.200%	5/15/14	Aa3	232,853

135	Wells Fargo & Company	4.200%	1/15/10	AA–	136,572

75	Wells Fargo & Company	5.250%	10/23/12	AA–	77,694
665	Total Commercial Banks				677,182
	Commercial Services & Supplies – 1.0%

60	Allied Waste North America	6.500%	11/15/10	BBB	61,070

150	Aramark Corporation	8.500%	2/01/15	B	146,250

125	Education Management LLC	10.250%	6/01/16	CCC+	122,813

200	Iron Mountain Inc.	8.000%	6/15/20	B+	187,000

125	Waste Management Inc.	7.375%	8/01/10	BBB	130,291
660	Total Commercial Services & Supplies				647,424
	Communications Equipment – 0.2%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	131,857
	Computers & Peripherals – 0.7%

170	Dell Inc.	3.375%	6/15/12	A2	173,170

100	Hewlett Packard Company	6.500%	7/01/12	A	110,087

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Computers & Peripherals (continued)

$125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	$131,657

50	Seagate Technology HDD Holdings	2.048%	10/01/09	Ba3	49,625
445	Total Computers & Peripherals				464,539
	Consumer Finance – 0.9%

275	American Express Credit Corporation	7.300%	8/20/13	A2	286,173

310	Ford Motor Credit Company	9.875%	8/10/11	CCC+	286,896
585	Total Consumer Finance				573,069
	Containers & Packaging – 0.4%

40	Owens-Brockway Glass Containers	7.375%	5/15/16	BB	39,000

135	Rock-Tenn Company	5.625%	3/15/13	BB+	122,006

40	Silgan Holding	7.250%	8/15/16	BB+	38,600

60	Tekni-Plex Inc.	10.875%	8/15/12	N/R	39,975
275	Total Containers & Packaging				239,581
	Diversified Financial Services – 0.4%

153	Bank One Corporation	7.875%	8/01/10	A1	160,455

100	CIT Group Inc.	1.094%	8/17/09	Ba2	97,191
253	Total Diversified Financial Services				257,646
	Diversified Telecommunication Services – 1.7%

225	BellSouth Corporation	4.200%	9/15/09	A	226,220

75	Cablevision Systems Corporation	8.000%	4/15/12	B+	74,625

60	Cincinnati Bell Inc.	8.375%	1/15/14	B2	55,800

220	Citizens Communications Company	9.000%	8/15/31	BB	182,600

160	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	156,800

50	Qwest Capital Funding Inc.	7.000%	8/03/09	B+	50,125

100	Qwest Capital Funding Inc.	7.250%	2/15/11	B+	97,500

150	Verizon Communications	5.875%	1/17/12	A	157,333

110	Windstream Corporation, 144A	8.625%	8/01/16	BB	105,875
1,150	Total Diversified Telecommunication Services				1,106,878
	Electric Utilities – 0.9%

150	American Electric Power	5.375%	3/15/10	BBB	153,460

125	Exelon Corporation	6.750%	5/01/11	Baa1	130,527

100	FirstEnergy Corporation	6.450%	11/15/11	BBB–	104,433

270	Texas Competitive Electric Holdings, Series A	10.250%	11/01/15	Caa1	169,425
645	Total Electric Utilities				557,845
	Electrical Equipment – 0.2%

125	Emerson Electric Company	7.125%	8/15/10	A	132,465
	Electronic Equipment & Instruments – 0.2%

135	Sanmina-SCI Corporation	8.125%	3/01/16	B3	99,056
	Energy Equipment & Services – 0.9%

150	Halliburton Company	5.500%	10/15/10	A	156,931

150	Pride International Inc.	8.500%	6/15/19	BBB–	148,875

225	Rockies Express Pipeline Company	6.250%	7/15/13	BBB	226,701

50	Sonat Inc.	7.625%	7/15/11	BB–	49,242
575	Total Energy Equipment & Services				581,749

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing – 1.0%

$125	CVS Caremark Corporation	5.750%	8/15/11	BBB+	$132,251

110	Ingles Markets Inc.	8.875%	5/15/17	BB–	108,625

200	Kroger Co	6.800%	4/01/11	Baa2	211,819

175	Safeway Inc.	4.950%	8/16/10	BBB	178,641
610	Total Food & Staples Retailing				631,336
	Food Products – 1.1%

110	General Mills, Inc.	6.000%	2/15/12	BBB+	118,497

175	Kraft Foods Inc.	5.625%	11/01/11	BBB+	186,034

230	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC	195,500

15	Smithfield Foods Inc. (WI/DD)	10.000%	7/15/14	BB–	14,888

70	Smithfield Foods Inc.	7.750%	7/01/17	B	51,275

180	Tyson Foods	7.850%	4/01/16	BB	174,466
780	Total Food Products				740,660
	Health Care Providers & Services – 0.5%

235	Express Scripts Inc.	5.250%	6/15/12	BBB	242,956

50	HCA Inc.	8.750%	9/01/10	B–	50,375
285	Total Health Care Providers & Services				293,331
	Hotels, Restaurants & Leisure – 0.7%

200	Boyd Gaming Corporation	7.125%	2/01/16	BB–	149,250

175	Tricon Golbal Restaurants Incorporated	8.875%	4/15/11	BBB–	191,107

40	Universal City Development Partners	11.750%	4/01/10	B+	38,200

150	Wendy’s International Inc.	7.000%	12/15/25	B–	105,750
565	Total Hotels, Restaurants & Leisure				484,307
	Household Durables – 0.3%

75	Ryland Group Inc.	5.375%	5/15/12	BB–	70,875

155	Sealy Mattress Company	8.250%	6/15/14	CCC+	128,263
230	Total Household Durables				199,138
	Household Products – 0.2%

150	Clorox Company	4.200%	1/15/10	BBB+	152,151
	Independent Power Producers & Energy Traders – 0.2%

50	AES Corporation, 144A	8.750%	5/15/13	BB+	51,000

50	Orion Power Holdings	12.000%	5/01/10	BB	52,000
100	Total Independent Power Producers & Energy Traders				103,000
	Industrial Conglomerates – 0.7%

150	General Electric Capital Corporation	4.125%	9/01/09	AA+	150,836

125	Textron Financial Corporation	5.125%	2/03/11	Baa3	114,763

155	Tyco International Group	6.000%	11/15/13	BBB+	157,757
430	Total Industrial Conglomerates				423,356
	Insurance – 0.4%

275	Met Life Global Funding I	5.125%	4/10/13	Aa2	279,934
	IT Services – 1.1%

215	First Data Corporation	9.875%	9/24/15	B–	153,725

230	Fiserv Inc.	6.125%	11/20/12	BBB	238,920

165	Seagate Technology International	10.000%	5/01/14	BB+	170,981

160	Sungard Data Systems Inc.	10.625%	5/15/15	B	157,600
770	Total IT Services				721,226

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.5%

$125	Columbus McKinnon Corporation	8.875%	11/01/13	B+	$125,781

110	Greenbrier Companies, Inc.	8.375%	5/15/15	Caa1	62,150

125	John Deere Capital Corporation	5.650%	7/25/11	A	130,755
360	Total Machinery				318,686
	Media – 2.4%

150	AOL Time Warner	6.875%	5/01/12	BBB	160,565

150	Comcast Corporation	5.450%	11/15/10	BBB+	156,020

150	Cox Communications, Inc.	7.750%	11/01/10	BBB–	156,198

80	Interpublic Group Companies Inc.	6.250%	11/15/14	Ba3	70,400

160	Mediacom LLC	9.500%	1/15/13	B–	153,200

185	Nielsen Finance LLC Co, 144A	11.625%	2/01/14	B–	184,538

40	Sinclair Broadcast Group	8.000%	3/15/12	B+	26,900

150	Time Warner Cable Inc.	5.400%	7/02/12	BBB	155,147

105	Time Warner Cable Inc.	6.200%	7/01/13	BBB	110,730

225	Valassis Communications Inc.	8.250%	3/01/15	B3	163,406

125	Walt Disney Company	5.700%	7/15/11	A	133,802

75	WMG Acquisition Group	9.500%	6/15/16	BB	75,000
1,595	Total Media				1,545,906
	Metals & Mining – 0.5%

155	Commercial Metals Inc.	7.350%	8/15/18	BBB	141,321

75	Compass Minerals International Inc.	8.000%	6/01/19	B+	74,719

50	Freeport McMoran Copper & Gold, Inc.	4.995%	4/01/15	BBB–	46,865

80	Ispat Inland Inc.	9.750%	4/01/14	BBB	83,898
360	Total Metals & Mining				346,803
	Multi-Line Retail – 0.4%

150	Costco Wholesale Corporation	5.300%	3/15/12	A	161,310

140	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	82,600
290	Total Multi-Line Retail				243,910
	Multi-Utilities – 0.2%

75	Ameren Corporation	8.875%	5/15/14	Baa3	77,486

50	Aquila, Inc.	11.875%	7/01/12	BBB	55,285
125	Total Multi-Utilities				132,771
	Oil, Gas & Consumable Fuels – 4.2%

175	Amerada Hess Corporation	6.650%	8/15/11	Baa2	186,350

175	Anadarko Finance Company	6.750%	5/01/11	BBB–	182,218

125	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	135,648

100	Apache Corporation	6.250%	4/15/12	A–	108,141

235	Berry Petroleum Company	10.250%	6/01/14	B	238,525

210	BP Capital Markets PLC	3.625%	5/08/14	Aa1	209,669

100	Chevron Corporation	3.950%	3/03/14	Aa1	103,066

200	Conoco Funding Co, Notes	6.350%	10/15/11	A1	218,393

35	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	CCC+	21,029

240	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	241,813

145	Mariner Energy Corporation	8.000%	5/15/17	B+	121,075

135	McMoran Exploration Corporation, Convertible Bonds	11.875%	11/15/14	B	114,919

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$150	Ocean Energy Inc.	7.250%	10/01/11	BBB+	$164,222

150	Phillips Petroleum Company	8.750%	5/25/10	A1	160,144

125	Targa Resources Inc.	8.500%	11/01/13	B3	94,063

150	Valero Energy Corporation	6.875%	4/15/12	BBB	159,613

205	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	158,875

125	XTO Energy, Inc.	5.900%	8/01/12	BBB	132,570
2,780	Total Oil, Gas & Consumable Fuels				2,750,333
	Pharmaceuticals – 0.5%

125	American Home Products Corporation, Wyeth	6.950%	3/15/11	A+	135,391

200	GlaxoSmithKline Capital	4.850%	5/15/13	A+	209,392
325	Total Pharmaceuticals				344,783
	Software – 0.2%

125	Oracle Corporation	5.000%	1/15/11	A	131,086
	Specialty Retail – 0.7%

200	General Nutrition Centers Inc.	6.404%	3/15/14	CCC+	161,000

140	Michael’s Stores	11.375%	11/01/16	CCC	92,400

195	Sally Holdings Inc., 144A	10.500%	11/15/16	B–	194,025
535	Total Specialty Retail				447,425
	Tobacco – 0.5%

225	Altria Group Inc.	8.500%	11/10/13	Baa1	255,999

75	Reynolds American Inc.	6.500%	7/15/10	BBB	76,778
300	Total Tobacco				332,777
	Trading Companies & Distributors – 0.1%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	49,987
	Wireless Telecommunication Services – 1.3%

160	American Tower Company	7.000%	10/15/17	BB+	155,600

160	Cricket Communications Inc.	10.000%	7/15/15	B–	159,600

90	IntelSat Jackson Holding, 144A	9.500%	6/15/16	BB–	90,900

215	MetroPCS Wireless Inc.	9.250%	11/01/14	B	214,729

125	Sprint Capital Corporation	6.900%	5/01/19	BB	104,061

125	Vodafone Group PLC	5.500%	6/15/11	A–	131,583
875	Total Wireless Telecommunication Services				856,473
$20,403	Total Corporate Bonds (cost $19,338,687)				19,714,122

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 50.6%

	U.S. Treasury Bonds/Notes – 50.6%

$3,750	United States of America Treasury Bonds/Notes	3.500%	12/15/09	AAA	$3,804,641

900	United States of America Treasury Bonds/Notes	2.130%	1/31/10	AAA	909,247

300	United States of America Treasury Bonds/Notes	6.500%	2/15/10	AAA	311,426

500	United States of America Treasury Bonds/Notes	4.880%	7/31/11	AAA	538,008

2,500	United States of America Treasury Bonds/Notes (3)	4.500%	9/30/11	AAA	2,680,080

1,700	United States of America Treasury Bonds/Notes (3)	4.500%	11/30/11	AAA	1,830,822

800	United States of America Treasury Bonds/Notes	1.130%	12/15/11	AAA	796,250

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$800	United States of America Treasury Bonds/Notes	1.125%	1/15/12	AAA	$795,126

1,400	United States of America Treasury Bonds/Notes	4.750%	1/31/12	AAA	1,521,188

400	United States of America Treasury Bonds/Notes	4.880%	2/15/12	AAA	436,375

1,000	United States of America Treasury Bonds/Notes	1.380%	2/15/12	AAA	999,454

1,300	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,406,844

1,000	United States of America Treasury Bonds/Notes	4.500%	4/30/12	AAA	1,082,501

4,000	United States of America Treasury Bonds/Notes	1.380%	5/15/12	AAA	3,978,772

200	United States of America Treasury Bonds/Notes	4.880%	6/30/12	AAA	219,188

350	United States of America Treasury Bonds/Notes	4.630%	7/31/12	AAA	381,145

3,000	United States of America Treasury Bonds/Notes	4.130%	8/31/12	AAA	3,223,128

100	United States of America Treasury Bonds/Notes	3.500%	2/15/18	AAA	100,524

350	United States of America Treasury Bonds/Notes	4.000%	8/15/18	AAA	363,153

150	United States of America Treasury Bonds/Notes	8.130%	8/15/19	AAA	205,711

300	United States of America Treasury Bonds/Notes	8.000%	11/15/21	AAA	414,000

200	United States of America Treasury Bonds/Notes	6.130%	8/15/29	AAA	249,125

100	United States of America Treasury Bonds/Notes	5.380%	2/15/31	AAA	114,813

55	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/14	AAA	48,068

250	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/28	AAA	105,009

10,700	United States of America Treasury Securities, STRIPS (P/O)	0.000%	11/15/21	AAA	6,213,244
$36,105	Total U.S. Government and Agency Obligations (cost $32,867,743)				32,727,842

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 13.1%

	Autos – 6.9%

$21	Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$21,393

225	Capital Auto Receivable Asset Trust, 2008-2, A3A (4)	4.680%	10/15/12	AAA	230,510

169	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	171,981

340	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	344,118

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/1014	AA	147,587

400	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	404,288

270	Harley-Davidson Motorcycle Trust, Series 2007-2A3	5.100%	5/15/12	AAA	273,883

70	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	71,292

450	Nissan Auto Receivables Owner Trust 2008-B, A3	4.460%	4/16/12	AAA	462,742

400	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	419,381

450	Nissan Auto Receivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	457,203

213	USAA Auto Owner Trust 2006-2	5.370%	2/15/12	AAA	218,758

160	USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	167,358

1,008	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,049,754
4,334	Total Autos				4,440,248
	Credit Cards – 5.7%

400	American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	406,126

890	Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	AAA	916,078

650	CitiBank Credit Card Issuance Trust, Series 2006-A4	5.450%	5/10/13	AAA	685,365

270	Citibank Credit Card Issuance Trust, Series 2007	5.000%	11/08/12	AA	273,921

234	Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	242,893

300	General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	301,228

6	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Credit Cards (continued)

$300		Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	$300,674

350		MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	357,206

210		MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	212,567
3,604		Total Credit Cards				3,696,058
		Home Equity – 0.5%

237		Federal National Mortgage Pool 838948	5.100%	8/01/35	AAA	244,272

—	(5)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—

59		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	4.921%	10/25/35	AAA	47,899
296		Total Home Equity				292,171
$8,234		Total Asset-Backed Securities (cost $8,198,709)				8,428,477

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVERIGN DEBT – 1.1%

		Colombia – 0.6%

745,000	COP	Republic of Colombia	11.750%	3/01/10	BB+	$358,361
		Turkey – 0.4%

$250		Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	283,750
		Ukraine – 0.1%

100	CHF	Republic of Ukraine	3.500%	9/15/18	CCC+	86,052
		Total Soverign Debt (cost $672,127)				728,163

Principal Amount (000)		Description (1)		Coupon	Maturity	Value
		SHORT-TERM INVESTMENTS – 3.0%

$1,950		Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09, repurchase prices $1,949,899, collateralized by $1,995,000 U.S. Treasury Bills, 0.000%, due 4/01/10, value $1,989,015		0.000%	7/01/09	$1,949,899
		Total Short-Term Investments (cost $1,949,899)				1,949,899
		Total Investments (cost $63,027,165) – 98.2%				63,548,503

Number of Contracts		Description (1)	Notional Amount (9)	Expiration Date	Strike Price	Value
		PUT OPTIONS WRITTEN – 0.0%

(30)		CME 6-Month December Eurodollar Future	$(30,000,000)	12/14/09	98.875	$(14,759)
		Total Put Options Written (premiums received $20,250)				(14,759)
		Other Assets Less Liabilities – 1.8%				1,211,785
		Net Assets – 100%				$64,745,529

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Chilean Peso	421,050,000	U.S. Dollar	750,000	7/06/09	$(39,759)
Colombian Peso	500,000,000	U.S. Dollar	212,269	7/06/09	(20,788)

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2009

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2009 (continued)

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Colombian Peso	511,836,000	U.S. Dollar	217,525	7/06/09	$(21,049)
Colombian Peso	1,011,836,000	U.S. Dollar	468,009	8/06/09	(1,263)
Euro	550,000	U.S. Dollar	771,342	7/13/09	(233)
Mexican Peso	1,250,000	U.S. Dollar	93,989	7/31/09	(536)
Turkish Lira	1,905,824	U.S. Dollar	1,163,578	7/31/09	(64,524)
Turkish Lira	742,354	U.S. Dollar	455,013	7/31/09	(23,355)
Turkish Lira	850,805	U.S. Dollar	528,303	7/31/09	(19,951)
South Korean Won	958,875,000	U.S. Dollar	750,000	7/29/09	(3,877)
Swedish Krona	6,701,145	U.S. Dollar	894,679	7/08/09	26,068
Swedish Krona	5,889,375	U.S. Dollar	750,000	7/20/09	(13,362)
Swiss Franc	808,339	U.S. Dollar	750,000	7/13/09	5,947
Swiss Franc	81,205	U.S. Dollar	71,108	9/15/09	(3,699)
U.S. Dollar	765,198	Chilean Peso	421,050,000	7/06/09	24,561
U.S. Dollar	470,621	Colombian Peso	1,011,836,000	7/06/09	1,009
U.S. Dollar	901,249	Swedish Krona	6,701,145	7/08/09	(32,638)
U.S. Dollar	122,748	Turkish Lira	192,579	7/31/09	1,349
U.S. Dollar	1,147,886	Turkish Lira	1,800,000	7/31/09	12,023
U.S. Dollar	959,897	Turkish Lira	1,494,560	7/31/09	3,188
					$(170,889)

Interest Rate Swaps outstanding at June 30, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	3,850,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually	1/07/11	$(75,147)	$(75,147)
Barclays Bank PLC	1,790,000	EUR	Pay	6-Month EURIBOR	3.735	Annually	1/07/19	42,197	42,197
Barclays Bank PLC	1,030,000	EUR	Pay	6-Month EURIBOR	3.500	Annually	2/25/19	(4,923)	(4,923)
Barclays Bank PLC	410,000	EUR	Receive	6-Month EURIBOR	3.590	Annually	1/07/39	44,227	44,227
BNP Paribas	11,715,000	CZK	Receive	6-Month PRIBOR	4.210	Annually	8/11/18	(37,816)	(37,816)
Citibank	24,000,000	MXN	Pay	28-Day MXN-TIIE	7.050	28-Day	4/16/14	(16,879)	(16,879)
Citibank	7,059,023	USD	Receive	3-Month LIBOR-BBA	0.000	N/A	11/15/21	106,974	106,974
Citibank	2,800,000	USD	Receive	3-Month LIBOR-BBA	0.000	N/A	11/15/21	(127,073)	(127,073)
Credit Suisse	8,000,000	CHF	Receive	6-Month LIBOR-BBA	0.848	Annually	6/25/11	(3,950)	(3,950)
Goldman Sachs	49,000,000	MXN	Pay	28-Day MXN-TIIE	7.090	28-Day	2/08/11	74,384	74,384
Goldman Sachs	6,650,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly	10/23/18	(61,603)	(61,603)
JPMorgan	2,850,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly	8/07/18	(25,898)	(25,898)
JPMorgan	228,000,000	HUF	Receive	6-Month BUBOR	8.150	Annually	6/03/19	614	614
Royal Bank of Canada	3,500,000	AUD	Pay	6-Month AUD-BBR	5.970	Semi-Annually	6/19/19	6,418	10,411
Royal Bank of Canada	2,170,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	6,272	6,657
									$(67,825)

Credit Default Swaps outstanding at June 30, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (7)	Notional Amount	Fixed Rate	Termination Date	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollar)
Citibank	Masco Corporation	Buy	(8)	3.51%	$1,000,000	5.150%	3/20/14	$(66,266)	$(66,266)
Credit Suisse	Harrah’s Operating Company, Inc. LCDS	Sell	(8)	6.91	780,000	5.000	6/20/10	(55,074)	30,726
Credit Suisse	Harrah’s Operating Company, Inc.	Buy	(8)	7.80	780,000	5.000	6/20/10	78,487	(163,313)
Duetsche Bank AG	Aetna Inc.	Buy	(8)	0.80	1,000,000	1.150	3/20/14	(15,612)	(15,612)
JPMorgan	Mohawk Industries, Inc.	Buy	(8)	3.42	1,000,000	3.700	3/20/14	(12,113)	(12,113)
JPMorgan	DJ High Yield CDX	Sell	(8)	9.76	3,696,000	5.000	6/20/14	(572,988)	431,862
JPMorgan	Newell Rubbermaid Inc.	Buy	(8)	1.49	1,300,000	2.820	6/20/14	(76,819)	(76,819)
									$128,465

8	Nuveen Investments

Futures Contracts outstanding at June 30, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	98	9/09	$21,189,438	$(17,763)
U.S. 5-Year Treasury Note	Short	(122)	9/09	(13,995,688)	139,744
U.S. 10-Year Treasury Note	Long	16	9/09	1,860,250	(13,509)
U.S. 30-Year Treasury Bond	Short	(17)	9/09	(2,012,109)	(7,356)
					$101,116

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$19,714,122	$—	$19,714,122
U.S. Government and Agency Obligations	26,361,521	6,366,321	—	32,727,842
Asset-Backed Securities	—	8,197,967	230,510	8,428,477
Sovereign Debt	—	728,163	—	728,163
Short-Term Investments	1,949,899	—	—	1,949,899
Put Options Written	(14,759)	—	—	(14,759)
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(170,889)	—	(170,889)
Interest Rate Swaps*	—	(67,825)	—	(67,825)
Credit Default Swaps*	—	128,465	—	128,465
Futures Contracts*	101,116	—	—	101,116
Total	$28,397,777	$34,896,324	$230,510	$63,524,611
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	230,510
Balance at end of period	$230,510

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

June 30, 2009

recognized on the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of June 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, when presented, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Foreign currency exchange rate	Forward Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$74,145	Unrealized depreciation on forward foreign currency exchange contracts	$245,034
Interest Rate	Futures	Receivable for variation margin on futures contracts*	139,744	Payable for variation margin on futures contracts*	38,628
Interest Rate	Options	—	—	Put options written, at value	14,759
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	285,464	Unrealized depreciation on interest rate swaps**	353,289
Credit	Swaps	Unrealized appreciation on credit default swaps**	462,588	Unrealized depreciation on credit default swaps**	334,123
Total			$961,941		985,833
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the payable or receivable for variation margin.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments (excluding put options written) was $63,321,217.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$777,456
Depreciation	(550,170)
Net unrealized appreciation (depreciation) of investments	$227,286

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For SFAS No. 157 disclosure purposes, investment categorized as Level 3.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

10	Nuveen Investments

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	Notional Amount is calculated by multiplying the Number of Contracts by $1,000,000.

N/R	Not rated.

I/O	Interest only investment.

P/O	Principal only investment.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

CHF	Swiss Franc

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

HUF	Hungarian Forint

MXN	Mexican Peso

NZD	New Zealand Dollar

USD	United States (U.S.) Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Short Term Rate

BUBOR	Budapest Inter-Bank Offered Rate

EURIBOR	Euro Inter-Bank Offered Rate

JIBAR	Johannesburg Inter-Bank Offered Rate

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Inter-Bank Offered Rate

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Diversified Telecommunication Services – 0.2%

$100	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$91,750
$100	Total Convertible Bonds (cost $92,956)				91,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 34.0%

	Aerospace & Defense – 1.1%

$50	BE Aerospace Inc.	8.500%	7/01/18	BB+	$47,250

12	Boeing Capital Corporation	5.800%	1/15/13	A+	12,874

155	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B+	149,575

35	General Dynamics Corporation	4.250%	5/15/13	A	35,766

40	Honeywell International Inc.	7.500%	3/01/10	A	41,793

110	L-3 Communications Corporation	6.375%	10/15/15	BB+	100,375

20	Lockheed Martin Corporation	7.650%	5/01/16	A–	23,484

8	United Technologies Corporation	7.500%	9/15/29	A	9,665
430	Total Aerospace & Defense				420,782
	Auto Components – 0.4%

140	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	111,300

100	Cooper Tire & Rubber Company	7.625%	3/15/27	B	60,500
240	Total Auto Components				171,800
	Automobiles – 0.6%

170	Ford Motor Credit Company	8.000%	6/01/14	CCC+	137,681

125	Kar Holdings, Inc., 144A	10.000%	5/01/15	Caa1	103,125
295	Total Automobiles				240,806
	Beverages – 0.4%

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,343

5	Diageo Capital, PLC	5.750%	10/23/17	A–	5,225

55	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	54,430

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	10,640

65	PepsiCo Inc.	3.750%	3/01/14	Aa2	66,377
142	Total Beverages				144,015
	Building Products – 0.1%

40	Dayton Superior Corporation	13.000%	6/15/10	N/A	16,100

4	Masco Corporation	5.875%	7/15/12	BBB	3,764

40	Norcraft Holdings LP	9.750%	9/01/12	CCC+	37,600
84	Total Building Products				57,464
	Capital Markets – 1.4%

105	Bank of New York Mellon	4.300%	5/15/14	Aa2	106,809

320	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	321,100

120	Morgan Stanley	5.950%	12/28/17	A	115,335
545	Total Capital Markets				543,244
	Chemicals – 0.5%

6	Dow Chemical Company	7.375%	11/01/29	BBB–	5,467

90	IMC Global Inc.	7.300%	1/15/28	BBB–	76,854

30	MacDermid, Inc., 144A	9.500%	4/15/17	CCC	22,050

50	Methanex Corporation	8.750%	8/15/12	BBB–	48,000

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$65	NOVA Chemicals Corporation	4.538%	11/15/13	B3	$54,113

2	Praxair, Inc.	6.375%	4/01/12	A	2,205
243	Total Chemicals				208,689
	Commercial Banks – 1.6%

115	BB&T Corporation	5.700%	4/30/14	A1	117,588

6	Charter One Bank FSB	6.375%	5/15/12	A1	5,605

4	Key Bank NA	7.000%	2/01/11	A3	4,074

25	National City Bank	6.200%	12/15/11	A	25,707

38	PNC Funding Corporation	7.500%	11/01/09	A–	38,525

60	PNC Funding Corporation	6.700%	6/10/19	A	61,996

6	SunTrust Banks Inc.	6.375%	4/01/11	A3	6,125

95	US Bancorp	4.200%	5/15/14	Aa3	96,178

9	US Bank NA Minnesota	6.375%	8/01/11	Aa2	9,648

74	Wachovia Corporation	5.250%	8/01/14	A+	72,494

170	Wells Fargo & Company	5.250%	10/23/12	AA–	176,106
602	Total Commercial Banks				614,046
	Commercial Services & Supplies – 0.9%

100	Aramark Corporation	8.500%	2/01/15	B	97,500

50	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	52,416

75	Education Management LLC	10.250%	6/01/16	CCC+	73,688

120	Iron Mountain Inc.	8.000%	6/15/20	B+	112,200
345	Total Commercial Services & Supplies				335,804
	Communications Equipment – 0.0%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	10,609

1	Motorola, Inc.	7.625%	11/15/10	Baa3	1,018

3	Motorola, Inc.	7.500%	5/15/25	Baa3	2,300
14	Total Communications Equipment				13,927
	Computers & Peripherals – 0.2%

20	Dell Inc.	3.375%	6/15/12	A2	20,373

35	Hewlett Packard Company	4.500%	3/01/13	A	36,419

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	37,559
90	Total Computers & Peripherals				94,351
	Consumer Finance – 0.9%

185	American Express Credit Corporation	7.300%	8/20/13	A2	192,516

190	Ford Motor Credit Company	9.875%	8/10/11	CCC+	175,840
375	Total Consumer Finance				368,356
	Containers & Packaging – 0.4%

95	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	42,394

25	Owens-Brockway Glass Containers	7.375%	5/15/16	BB	24,375

50	Rock-Tenn Company	5.625%	3/15/13	BB+	45,188

20	Silgan Holding	7.250%	8/15/16	BB+	19,300

40	Tekni-Plex Inc.	10.875%	8/15/12	N/R	26,650
230	Total Containers & Packaging				157,907

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.8%

$150	CIT Group Inc.	1.094%	8/17/09	Ba2	$145,786

225	Citigroup Inc.	6.125%	11/21/17	A	197,581

65	Citigroup Inc.	6.000%	10/31/33	A–	48,637

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa3	83,844

210	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	208,959

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	Aa3	17,992
748	Total Diversified Financial Services				702,799
	Diversified Telecommunication Services – 1.6%

50	AT&T, Inc.	6.800%	5/15/36	A	51,966

100	Cablevision Systems Corporation	8.000%	4/15/12	B+	99,500

30	Cincinnati Bell Inc.	8.375%	1/15/14	B2	27,900

130	Citizens Communications Company	9.000%	8/15/31	BB	107,900

110	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	107,800

100	Time Warner Telecom Holdings	9.250%	2/15/14	B2	99,750

55	Verizon Communications	6.250%	4/01/37	A	53,319

85	Windstream Corporation	8.625%	8/01/16	BB	81,813
660	Total Diversified Telecommunication Services				629,948
	Electric Utilities – 1.1%

35	American Electric Power	5.250%	6/01/15	BBB	34,396

20	Carolina Power and Light Company	5.125%	9/15/13	A2	21,189

14	Duke Capital LLC	5.668%	8/15/14	Baa1	14,152

105	Duke Energy Corporation	6.250%	1/15/12	A–	112,980

75	Exelon Corporation	4.900%	6/15/15	Baa1	69,919

45	FirstEnergy Corporation	6.450%	11/15/11	BBB–	46,995

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	4,732

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	10,910

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	5,908

165	Texas Competitive Electric Holdings, Series A	10.250%	11/01/15	Caa1	103,538
479	Total Electric Utilities				424,719
	Electrical Equipment – 0.1%

25	Emerson Electric Company	5.250%	10/15/18	A	25,653

5	UCAR Finance Inc.	10.250%	2/15/12	Ba3	4,750
30	Total Electrical Equipment				30,403
	Electronic Equipment & Instruments – 0.1%

80	Sanmina-SCI Corporation	8.125%	3/01/16	B3	58,700
	Energy Equipment & Services – 1.0%

33	Halliburton Company	5.500%	10/15/10	A	34,525

70	Helix Energy Solutions	9.500%	1/15/16	B+	64,225

85	Nabors Industries Inc.	9.250%	1/15/19	BBB+	98,163

70	Pride International Inc.	8.500%	6/15/19	BBB–	69,475

50	Rockies Express Pipeline Company	6.250%	7/15/13	BBB	50,378

55	Transocean Sedco Inc.	6.000%	3/15/18	BBB+	57,276
363	Total Energy Equipment & Services				374,042

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing – 0.8%

$25	CVS Caremark Corporation	5.750%	8/15/11	BBB+	$26,450

85	Ingles Markets Inc.	8.875%	5/15/17	BB–	83,938

2	Kroger Co	7.500%	4/01/31	Baa2	2,312

135	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	134,042

50	Wal-Mart Stores, Inc.	5.800%	2/15/18	AA	54,560
297	Total Food & Staples Retailing				301,302
	Food Products – 1.2%

100	General Mills, Inc.	6.000%	2/15/12	BBB+	107,725

27	Kellogg Company	7.450%	4/01/31	A3	32,518

85	Kraft Foods Inc.	6.125%	2/01/18	BBB+	88,030

135	Pinnacle Foods Finance LLC	10.625%	4/01/17	CCC	114,750

10	Smithfield Foods Inc. (WI/DD)	10.000%	7/15/14	BB–	9,925

40	Smithfield Foods Inc.	7.750%	7/01/17	B	29,300

100	Tyson Foods	7.850%	4/01/16	BB	96,926
497	Total Food Products				479,174
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	2,049
	Health Care Providers & Services – 0.5%

150	Express Scripts Inc.	5.250%	6/15/12	BBB	155,078

50	HCA Inc.	8.750%	9/01/10	B–	50,375
200	Total Health Care Providers & Services				205,453
	Hotels, Restaurants & Leisure – 0.9%

125	Boyd Gaming Corporation	7.125%	2/01/16	BB–	93,281

85	McDonald’s Corporation	5.800%	10/15/17	A	92,895

100	Tricon Golbal Restaurants Incorporated	8.875%	4/15/11	BBB–	109,204

85	Wendy’s International Inc.	7.000%	12/15/25	B–	59,925
395	Total Hotels, Restaurants & Leisure				355,305
	Household Durables – 0.5%

25	K. Hovnanian Enterprises Inc.	11.500%	5/01/13	B2	21,750

100	Ryland Group Inc.	5.375%	5/15/12	BB–	94,500

90	Sealy Mattress Company	8.250%	6/15/14	CCC+	74,475
215	Total Household Durables				190,725
	Household Products – 0.1%

20	Procter and Gamble Company	4.850%	12/15/15	AA–	21,472
	Independent Power Producers & Energy Traders – 0.1%

50	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	39,188
	Industrial Conglomerates – 0.5%

65	General Electric Capital Corporation	5.625%	9/15/17	AA+	62,308

125	Tyco International Group	6.000%	11/15/13	BBB+	127,223
190	Total Industrial Conglomerates				189,531
	Insurance – 0.5%

35	Allstate Corporation	7.200%	12/01/09	A–	35,553

40	International Lease Finance Corporation	5.650%	6/01/14	BBB+	29,015

75	MetLife Inc.	7.717%	2/15/19	A2	80,360

55	Prudential Financial Inc.	4.750%	4/01/14	A	51,765
205	Total Insurance				196,693

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	IT Services – 0.9%

$150	First Data Corporation	9.875%	9/24/15	B–	$107,250

70	Fiserv Inc.	6.125%	11/20/12	BBB	72,715

90	Seagate Technology International, 144A	10.000%	5/01/14	BB+	93,263

95	Sungard Data Systems Inc., 144A	10.625%	5/15/15	B	93,575
405	Total IT Services				366,803
	Machinery – 0.3%

5	Caterpillar Inc.	6.050%	8/15/36	A	4,785

75	Columbus McKinnon Corporation	8.875%	11/01/13	B+	75,469

15	Deere & Company	6.950%	4/25/14	A	17,031

65	Greenbrier Companies, Inc.	8.375%	5/15/15	Caa1	36,725
160	Total Machinery				134,010
	Media – 2.9%

100	AOL Time Warner	6.875%	5/01/12	BBB	107,043

90	Comcast Corporation	5.850%	11/15/15	BBB+	93,392

55	Comcast Corporation	6.450%	3/15/37	BBB+	54,378

90	Echostar DBS Corporation	7.125%	2/01/16	BB–	84,375

50	Interpublic Group Companies Inc.	6.250%	11/15/14	Ba3	44,000

100	Mediacom LLC	9.500%	1/15/13	B–	95,750

40	News America, Inc.	6.150%	3/01/37	BBB+	34,028

115	Nielsen Finance LLC Co, 144A	11.625%	2/01/14	B–	114,713

105	Quebecor Media Inc.	7.750%	3/15/16	B	95,681

96	Sinclair Broadcast Group	8.000%	3/15/12	B+	64,560

130	Time Warner Cable Inc.	6.200%	7/01/13	BBB	137,094

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB	33,665

145	Valassis Communications Inc.	8.250%	3/01/15	B3	105,306

25	Walt Disney Company	6.000%	7/17/17	A	27,041

2	Walt Disney Company	7.000%	3/01/32	A	2,333

45	WMG Acquisition Group	9.500%	6/15/16	BB	45,000
1,223	Total Media				1,138,359
	Metals & Mining – 1.3%

45	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	25,425

95	California Steel Industries Inc.	6.125%	3/15/14	BB–	80,750

75	Commercial Metals Inc.	7.350%	8/15/18	BBB	68,381

45	Compass Minerals International Inc.	8.000%	6/01/19	B+	44,831

50	Freeport McMoran Copper & Gold, Inc.	6.875%	2/01/14	Baa1	51,300

70	Ispat Inland Inc.	9.750%	4/01/14	BBB	73,411

31	Noranda Aluminum Acquisition Corporation	5.413%	5/15/15	Caa2	17,300

75	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	71,438

25	Steel Dynamics, Inc., 144A	7.750%	4/15/16	BB+	23,688

60	United States Steel Corporation	6.050%	6/01/17	BB	51,250
571	Total Metals & Mining				507,774
	Multi-Line Retail – 1.2%

120	Costco Wholesale Corporation	5.300%	3/15/12	A	129,048

100	Dollar General Corporation	11.875%	7/15/17	B–	108,500

8	Federated Department Stores, Inc.	6.900%	4/01/29	BB	5,627

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Line Retail (continued)

$85	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	$50,150

170	Target Corporation	5.375%	5/01/17	A+	175,155
483	Total Multi-Line Retail				468,480
	Multi-Utilities – 0.5%

40	Ameren Corporation	8.875%	5/15/14	Baa3	41,326

50	Aquila, Inc.	11.875%	7/01/12	BBB	55,285

45	Dominion Resources Inc.	6.250%	6/30/12	A–	48,348

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	16,653

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,663

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	9,217
171	Total Multi-Utilities				182,492
	Oil, Gas & Consumable Fuels – 4.1%

95	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	103,092

40	Apache Corporation	6.000%	1/15/37	A–	42,494

130	Berry Petroleum Company	10.250%	6/01/14	B	131,950

100	BP Capital Markets PLC	3.625%	5/08/14	Aa1	99,842

125	Chevron Corporation	3.950%	3/03/14	Aa1	128,832

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	11,959

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB	10,464

20	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	CCC+	12,017

170	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	171,285

85	EOG Resources Inc.	5.625%	6/01/19	A–	89,132

95	Mariner Energy Corporation	8.000%	5/15/17	B+	79,325

80	McMoran Exploration Corporation, Convertible Bonds	11.875%	11/15/14	B	68,100

20	Occidental Petroleum Corporation	6.750%	1/15/12	A	21,810

140	Occidental Petroleum Corporation	4.125%	6/01/16	A	137,892

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	51,938

245	Suncor Energy Inc.	6.100%	6/01/18	BBB+	246,721

85	Targa Resources Inc.	8.500%	11/01/13	B3	63,963

10	Tosco Corporation	8.125%	2/15/30	A1	11,722

10	Valero Energy Corporation	7.500%	4/15/32	BBB	9,594

115	W&T Offshore, Inc.	8.250%	6/15/14	B	89,125

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	10,605
1,645	Total Oil, Gas & Consumable Fuels				1,591,862
	Paper & Forest Products – 0.3%

38	Buckeye Technologies Inc.	8.000%	10/15/10	B	37,430

30	Mercer International Inc.	9.250%	2/15/13	B–	12,750

50	Packaging Corporation of America	5.750%	8/01/13	BBB	48,098

8	Westvaco Corporation	8.200%	1/15/30	BBB	7,084
126	Total Paper & Forest Products				105,362
	Pharmaceuticals – 0.1%

20	GlaxoSmithKline Capital	5.650%	5/15/18	A+	21,221

3	Schering-Plough Corporation	6.750%	12/01/33	A–	3,312

20	Wyeth	5.500%	3/15/13	A+	21,400
43	Total Pharmaceuticals				45,933

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Management & Development – 0.1%

$22	ERP Operating LP	6.625%	3/15/12	BBB+	$22,632
	Road & Rail – 0.2%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	19,351

13	Canadian National Railways Company	6.250%	8/01/34	A–	13,753

10	CSX Corporation	5.600%	5/01/17	BBB–	9,754

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	18,660
58	Total Road & Rail				61,518
	Specialty Retail – 0.7%

125	General Nutrition Centers Inc.	6.404%	3/15/14	CCC+	100,625

80	Michael’s Stores	11.375%	11/01/16	CCC	52,800

115	Sally Holdings Inc., 144A	10.500%	11/15/16	B–	114,425
320	Total Specialty Retail				267,850
	Tobacco – 0.3%

120	Altria Group Inc.	8.500%	11/10/13	Baa1	136,533
	Trading Companies & Distributors – 0.1%

30	Russel Metals Inc.	6.375%	3/01/14	BB	24,488
	Wireless Telecommunication Services – 1.7%

105	American Tower Company	7.000%	10/15/17	BB+	102,113

95	Cricket Communications Inc., 144A	10.000%	7/15/15	B–	94,763

100	IntelSat Jackson Holding, 144A	9.500%	6/15/16	BB–	101,000

105	MetroPCS Wireless Inc.	9.250%	11/01/14	B	104,869

50	Nokia Corporation	5.375%	5/15/19	A1	50,683

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB	64,377

95	Sprint Capital Corporation	6.900%	5/01/19	BB	79,088

80	Vodafone Group PLC	5.350%	2/27/12	A–	84,327
690	Total Wireless Telecommunication Services				681,220
$14,133	Total Corporate Bonds (cost $13,257,266)				13,308,010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 25.6%

	U.S. Treasury Bonds/Notes – 25.6%

$400	United States of America Treasury Bonds/Notes	1.380%	4/15/12	AAA	$398,656

750	United States of America Treasury Bonds/Notes	1.380%	5/15/12	AAA	746,020

750	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	816,739

1,000	United States of America Treasury Bonds/Notes	4.130%	8/31/12	AAA	1,074,376

600	United States of America Treasury Bonds/Notes	2.750%	2/15/19	AAA	562,124

100	United States of America Treasury Bonds/Notes	6.380%	8/15/27	AAA	126,251

200	United States of America Treasury Bonds/Notes	5.500%	8/15/28	AAA	231,156

300	United States of America Treasury Bonds/Notes	5.250%	11/15/28	AAA	337,406

225	United States of America Treasury Bonds/Notes	4.750%	2/15/37	AAA	241,172

200	United States of America Treasury Bonds/Notes	4.250%	5/15/39	AAA	198,031

1,500	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/12	AAA	1,438,085

105	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/18	AAA	73,872

250	United States of America Treasury Securities, STRIPS (I/O)	0.000%	11/15/18	AAA	174,664

18	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. Treasury Bonds/Notes (continued)

$6,000		United States of America Treasury Securities, STRIPS (P/O) (3)	0.000%	11/15/21	AAA	$3,484,061

550		United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/39	AAA	152,349
$12,930		Total U.S. Government and Agency Obligations (cost $10,076,795)				10,054,962

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 74.2%

		Autos – Asset-Backed Securities – 9.5%

$36		Banc of America Securities Auto Trust 2006-G1	5.180%	6/18/10	AAA	$35,655

169		Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	171,981

58		Daimer Chrysler Auto Trust, Series 2006D	4.980%	2/08/11	AAA	58,604

141		Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	131,708

400		Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	404,288

126		Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	128,325

580		Nissan Auto Receivables Owners Trust 2008-C	3.890%	8/15/11	AAA	608,103

700		Nissan Auto Receivables Owners Trust 2008-A3	5.930%	7/16/12	AAA	711,205

1,400		Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,457,991
3,610		Total Autos				3,707,860
		Credit Cards – Asset-Backed Securities – 12.8%

175		American Express Credit Card Master Trust, Class C Series 2007-6 (4)	0.600%	1/15/13	A–	168,936

500		American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	507,657

77		Bank of America Alternative Loan Trust, Series 2005-5 2 CB1 (4)	6.000%	6/25/35	Ba1	56,270

310		Bank of America Credit Card Trust 2006 Series B3	0.400%	1/17/12	AA	308,976

850		Chase Issuance Trust 2008 Class A9	4.260%	5/15/13	AAA	874,906

750		CitiBank Credit Card Issuance Trust, Series 2006-A4	5.450%	5/10/13	AAA	790,805

205		Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	212,790

500		General Electric Master Credit Card Note Trust, Class A, Series 2006-1	5.080%	9/15/12	AAA	502,047

500		Household Credit Card Master Note Trust, Class A, Series 2006-1	5.100%	6/15/12	AAA	501,123

700		MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	714,413

397		MBNA Master Credit Card Trust Class 99-J	7.000%	2/15/12	AAA	401,854
4,964		Total Credit Cards				5,039,777
		Home Equity – Asset-Backed Securities – 0.0%

—	(5)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—
		Other – Asset-Backed Securities – 0.2%

74		SLM Student Loan Trust 2007-7 Class A1	1.230%	10/25/12	AAA	73,467
		Commercial – Mortgage-Backed Securities – 0.8%

350		Banc of America Commercial Mortgage Pass-Through Certificates, Series 2005 (4)	4.930%	7/10/45	AAA	300,884
		Residential – Mortgage-Backed Securities – 50.9%

541		Federal National Mortgage Pool 735060	6.000%	11/01/34	AAA	568,936

246		Federal National Mortgage Pool 735606	4.410%	5/01/35	AAA	250,590

302		Federal National Mortgage Pool 824163	5.500%	4/01/35	AAA	313,038

237		Federal National Mortgage Pool 838948	5.100%	8/01/35	AAA	244,272

317		Federal National Mortgage Pool 905597	6.060%	12/01/36	AAA	331,104

767		Federal National Mortgage Pool 946228	6.130%	9/01/37	AAA	801,797

7,000		Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	7,324,839

2,750		Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	2,874,178

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2009

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Residential – Mortgage-Backed Securities (continued)

$100		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.930%	1/01/37	AAA	$104,888

142		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	AAA	150,950

150		Federal Home Loan Mortgage Corporation. Mortgage Series 2963	5.500%	5/15/28	AAA	155,285

243		Federal Home Loan Mortgage Corporation, Mortgage Pool 847681	6.230%	12/01/36	AAA	255,487

6,420		Government National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	6,537,363

60		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	4.921%	10/25/35	AAA	48,297
19,275		Total Residential				19,961,024
$28,273		Total Asset-Backed and Mortgage Backed Securities (cost $28,656,029)				29,083,012

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		CAPITAL PREFERRED SECURITIES – 0.0%

		Commercial Banks – 0.0%

$8		First Union Institutional Capital Securities I	8.040%	12/01/26	A	$6,612
$8		Total Capital Preferred Securities (cost $8,677)				6,612

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 3.4%

		Colombia – 1.0%

$10		Republic of Colombia	8.250%	12/22/14	BBB–	$11,600

810,000	COP	Republic of Colombia	11.750%	3/01/10	BB+	389,627
		Total Colombia				401,227
		Hungary – 0.1%

60		Republic of Hungary, Treasury Bill	4.750%	2/03/15	Baa1	52,925
		Israel – 0.2%

65		State of Israel	5.500%	11/09/16	A1	67,803
		Mexico – 0.2%

65		United Mexican States	6.625%	3/03/15	BBB+	69,875
		Poland – 0.2%

60		Republic of Poland	5.000%	10/19/15	A2	60,060
		Turkey – 1.5%

520		Republic of Turkey, Government Bond	9.500%	1/15/14	BB–	590,200
		Ukraine – 0.2%

100	CHF	Republic of Ukraine	3.500%	9/15/18	CCC+	86,053
		Total Sovereign Debt (cost $1,264,711)				1,328,143

Principal Amount (000)		Description (1)		Optional Call Provisions (7)	Ratings (2)	Value
		MUNICIPAL BONDS – 0.4%

		Connecticut – 0.4%

$150		Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		3/18 at 100.00	AA	$153,140
$150		Total Municipal Bonds (cost $150,000)				153,140

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.8%

$1,865	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09, repurchase price $1,864,935, collateralized by $1,910,000 U.S. Treasury Bills, 0.000%, due 4/01/10, value $1,904,270	0.000%	7/01/09	$1,864,935
	Total Short-Term Investments (cost $1,864,935)			1,864,935
	Total Investments (cost $55,371,369) – 142.6%			55,890,564

Number of Contracts	Description (1)	Notional Amount(10)	Expiration Date	Strike Price	Value

	PUT OPTIONS WRITTEN – 0.0%

(18)	CME 6-Month December Eurodollar Future	$(18,000,000)	12/14/09	98.875	$(10,502)
	Total Put Options Written (premiums received $12,150)				(10,502)
	Other Assets Less Liabilities – (42.6)%				(16,677,428)
	Net Assets – 100%				$39,202,634

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2009:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Chilean Peso	263,858,000	U.S. Dollar	470,000	7/06/09	$(24,916)
Colombian Peso	450,000,000	U.S. Dollar	191,042	7/06/09	(18,709)
Colombian Peso	466,360,000	U.S. Dollar	198,198	7/06/09	(19,179)
Colombian Peso	916,360,000	U.S. Dollar	423,848	8/06/09	(1,144)
Euro	300,000	U.S. Dollar	420,732	7/13/09	(127)
Mexican Peso	1,600,000	U.S. Dollar	120,306	7/31/09	(687)
Turkish Lira	1,041,089	U.S. Dollar	635,624	7/31/09	(35,247)
Turkish Lira	424,202	U.S. Dollar	260,007	7/31/09	(13,346)
Turkish Lira	478,578	U.S. Dollar	297,170	7/31/09	(11,222)
South Korean Won	575,325,000	U.S. Dollar	450,000	7/29/09	(2,326)
Swedish Krona	3,941,850	U.S. Dollar	526,282	7/08/09	15,334
Swedish Krona	3,533,625	U.S. Dollar	450,000	7/20/09	(8,017)
Swiss Franc	485,003	U.S. Dollar	450,000	7/13/09	3,568
Swiss Franc	81,205	U.S. Dollar	71,108	9/15/09	(3,699)
U.S. Dollar	479,524	Chilean Peso	263,858,000	7/06/09	15,392
U.S. Dollar	426,214	Colombian Peso	916,360,000	7/06/09	914
U.S. Dollar	530,146	Swedish Krona	3,941,850	7/08/09	(19,199)
U.S. Dollar	136,875	Turkish Lira	214,743	7/31/09	1,504
U.S. Dollar	593,074	Turkish Lira	930,000	7/31/09	6,212
U.S. Dollar	513,247	Turkish Lira	799,126	7/31/09	1,705
					$(113,189)

Interest Rate Swaps outstanding at June 30, 2009:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	5,400,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually	1/07/11	$(105,401)	$(105,401)
Barclays Bank PLC	2,490,000	EUR	Pay	6-Month EURIBOR	3.735	Annually	1/07/19	58,699	58,699
Barclays Bank PLC	1,070,000	EUR	Pay	6-Month EURIBOR	3.500	Annually	2/25/19	(5,125)	(5,125)
Barclays Bank PLC	560,000	EUR	Receive	6-Month EURIBOR	3.590	Annually	1/07/39	60,408	60,408
BNP Paribas	26,358,750	CZK	Receive	6-Month PRIBOR	4.210	Annually	8/11/18	(85,086)	(85,086)
Citibank	14,000,000	MXN	Pay	28-Day MXN-TIIE	7.050	28-Day	4/16/14	(9,846)	(9,846)
Citibank	5,000,000	USD	Receive	3-Month LIBOR-BBA	0.000	N/A	11/15/21	(226,915)	(227,859)
Citibank	893,551	USD	Receive	3-Month LIBOR-BBA	0.000	N/A	11/15/21	13,541	13,541
Credit Suisse	5,000,000	CHF	Receive	6-Month LIBOR-BBA	0.848	Annually	6/25/11	(2,469)	(2,469)

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2009

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	64,000,000	MXN	Pay	28-Day MXN-TIIE	7.090%	28-Day	2/08/11	$98,154	$98,154
Goldman Sachs	8,250,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly	10/23/18	(76,409)	(76,409)
JPMorgan	6,400,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly	8/07/18	(58,157)	(58,157)
JPMorgan	130,000,000	HUF	Receive	6-Month BUBOR	8.150	Annually	6/03/19	350	350
Royal Bank of Canada	2,160,000	AUD	Pay	6-Month AUD-BBR	5.970	Semi-Annually	6/19/19	3,961	6,396
Royal Bank of Canada	1,340,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	3,873	4,109
									$(328,695)

Credit Default Swaps outstanding at June 30, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (8)	Notional Amount	Fixed Rate	Termination Date	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	Masco Corporation	Buy	(9)	3.51%	$1,300,000	5.150%	3/20/14	$(86,146)	$(86,146)
Credit Suisse	Harrah’s Operating Company, Inc., LCDS	Sell	(9)	6.91	460,000	5.000	6/20/10	(32,480)	18,120
Credit Suisse	Harrah’s Operating Company, Inc.	Buy	(9)	7.80	460,000	5.000	6/20/10	46,288	(96,313)
Deutsche Bank AG	Aetna Inc.	Buy	(9)	0.80	1,300,000	1.150	3/20/14	(20,296)	(20,296)
Goldman Sachs	DJ Investment Grade CDX	Sell	(9)	1.32	1,000,000	1.000	6/20/14	(14,052)	29,007
Goldman Sachs	DJ High Yield CDX	Sell	(9)	9.76	960,000	5.000	6/20/14	(148,828)	118,772
JPMorgan	Mohawk Industries Inc.	Buy	(9)	3.42	1,300,000	3.700	3/20/14	(15,746)	(15,746)
JPMorgan	DJ Investment Grade CDX	Sell	(9)	1.32	850,000	1.000	6/20/14	(11,944)	22,543
JPMorgan	Newell Rubbermaid Inc.	Buy	(9)	1.49	1,000,000	2.820	6/20/14	(59,092)	(59,092)
									$(89,151)

Futures Contracts outstanding at June 30, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	16	9/09	$3,459,500	$(4,486)
U.S. 5-Year Treasury Note	Short	(54)	9/09	(6,194,813)	61,854
U.S. 10-Year Treasury Note	Long	10	9/09	1,162,656	(1,905)
U.S. 30-Year Treasury Bond	Long	15	9/09	1,775,391	52,924
					$108,387

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

22	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$91,750	$—	$91,750
Corporate Bonds	—	13,308,010	—	13,308,010
U.S. Government and Agency Obligations	4,731,930	5,323,032	—	10,054,962
Asset-Backed and Mortgaged-Backed Securities	—	28,556,922	526,090	29,083,012
Preferred Securities**	—	6,612	—	6,612
Sovereign Debt	—	1,328,143	—	1,328,143
Municipal Bonds	—	153,140	—	153,140
Short-Term Investments	1,864,935	—	—	1,864,935
Put Options Written	(10,502)	—	—	(10,502)
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(113,189)	—	(113,189)
Interest Rate Swaps*	—	(328,695)	—	(328,695)
Credit Default Swaps*	—	(89,151)	—	(89,151)
Futures Contracts*	108,387	—	—	108,387
Total	$6,694,750	$48,236,574	$526,090	$55,457,414
*	Represents net unrealized appreciation (depreciation).

**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	526,090
Balance at end of period	$526,090

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Income Fund (continued)

June 30, 2009

The table below presents the fair value of all derivative instruments held by the Fund as of June 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, when presented, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Foreign currency exchange rate	Forward Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$44,629	Unrealized depreciation on forward foreign currency exchange contracts	$157,818
Interest Rate	Futures	Receivable for variation margin on futures contracts*	114,778	Payable for variation margin on futures contracts*	6,391
Interest Rate	Options	—	—	Put options written, at value	10,502
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	241,657	Unrealized depreciation on interest rate swaps**	570,352
Credit	Swaps	Unrealized appreciation on credit default swaps**	188,442	Unrealized depreciation on credit default swaps**	277,593
Total			$589,506		$1,022,656
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the payable or receivable for variation margin.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments (excluding put options written) was $55,388,293.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$1,053,072
Depreciation	(550,801)
Net unrealized appreciation (depreciation) of investments	$502,271

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For SFAS No. 157 disclosure purposes, investment categorized as Level 3.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(9)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)	Notional Amount is calculated by multiplying the Number of Contracts by $1,000,000.

24	Nuveen Investments

MDR	Denotes investment is subject to dollar roll transactions

N/R	Not rated.

I/O	Interest only investment.

P/O	Principal only investment.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

CHF	Swiss Franc

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

HUF	Hungarian Forint

MXN	Mexican Peso

NZD	New Zealand Dollar

USD	United States (U.S.) Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Short Term Bill Rate

BUBOR	Budapest Inter-Bank Offered Rate

EURIBOR	Euro Inter-Bank Offered Rate

JIBAR	Johannesburg Inter-Bank Offered Rate

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Inter-Bank Offered Rate

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.8%

	Diversified Telecommunication Services – 0.8%

$1,354	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$1,242,295
$1,354	Total Convertible Bonds (cost $1,258,630)				1,242,295

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 87.2%

	Aerospace & Defense – 2.9%

$2,981	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B+	$2,876,663

1,945	L-3 Communications Corporation	6.375%	10/15/15	BB+	1,774,813
4,926	Total Aerospace & Defense				4,651,476
	Auto Components – 2.4%

3,110	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	2,472,450

2,260	Cooper Tire & Rubber Company	7.625%	3/15/27	B	1,367,300
5,370	Total Auto Components				3,839,750
	Automobiles – 3.2%

3,505	Ford Motor Credit Company	8.000%	6/01/14	CCC+	2,838,654

2,645	Kar Holdings, Inc., 144A	10.000%	5/01/15	Caa1	2,182,125
6,150	Total Automobiles				5,020,779
	Building Products – 0.2%

425	Dayton Superior Corporation	13.000%	6/15/10	N/A	171,063

205	Norcraft Holdings LP	9.750%	9/01/12	CCC+	192,700
630	Total Building Products				363,763
	Chemicals – 1.8%

1,705	IMC Global Inc.	7.300%	1/15/28	BBB–	1,455,959

220	MacDermid, Inc., 144A	9.500%	4/15/17	CCC	161,700

800	Methanex Corporation	8.750%	8/15/12	BBB–	768,000

100	Nalco Finance Holdings Inc.	9.000%	2/01/14	B	98,500

365	NOVA Chemicals Corporation	4.538%	11/15/13	B3	303,863
3,190	Total Chemicals				2,788,022
	Commercial Services & Supplies – 5.5%

995	Allied Waste North America	7.250%	3/15/15	BBB	1,011,094

1,735	Aramark Corporation	8.500%	2/01/15	B	1,691,625

400	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	419,331

1,930	Browning Ferris-Allied Waste	7.400%	9/15/35	BBB	1,812,272

1,380	Education Management LLC	10.250%	6/01/16	CCC+	1,355,850

2,175	Iron Mountain Inc.	8.000%	6/15/20	B+	2,033,625

495	Ticketmaster, 144A	10.750%	8/01/16	BB–	443,025
9,110	Total Commercial Services & Supplies				8,766,822
	Computers & Peripherals – 0.9%

1,450	Seagate Technology HDD Holdings	2.048%	10/01/09	Ba3	1,439,125
	Construction Materials – 0.6%

1,040	Texas Industries Inc.	7.250%	7/15/13	BB–	938,600
	Consumer Finance – 3.5%

2,370	Ford Motor Credit Company	5.700%	1/15/10	CCC+	2,287,690

3,615	Ford Motor Credit Company	9.875%	8/10/11	CCC+	3,345,579
5,985	Total Consumer Finance				5,633,269

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 2.7%

$1,955	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	$872,419

430	Owens-Brockway Glass Containers, Guaranteed Senior Note	7.375%	5/15/16	BB	419,250

1,410	Rock-Tenn Company	5.625%	3/15/13	BB+	1,274,288

435	Silgan Holding	7.250%	8/15/16	BB+	419,775

1,900	Tekni-Plex Inc.	10.875%	8/15/12	N/R	1,265,875
6,130	Total Containers & Packaging				4,251,607
	Diversified Financial Services – 0.8%

1,250	CIT Group Inc.	1.094%	8/17/09	Ba2	1,214,885
	Diversified Telecommunication Services – 6.8%

820	Cablevision Systems Corporation	8.000%	4/15/12	B+	815,900

1,400	Cincinnati Bell Inc.	8.375%	1/15/14	B2	1,302,000

2,430	Citizens Communications Company	9.000%	8/15/31	BB	2,016,900

2,250	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	2,205,000

1,000	Qwest Capital Funding Inc.	7.900%	8/15/10	B+	1,005,000

900	Qwest Capital Funding Inc.	7.250%	2/15/11	B+	877,500

1,395	Time Warner Telecom Holdings	9.250%	2/15/14	B2	1,391,513

1,285	Windstream Corporation	8.625%	8/01/16	BB	1,236,813
11,480	Total Diversified Telecommunication Services				10,850,626
	Electric Utilities – 1.4%

3,540	Texas Competitive Electric Holdings, Series A	10.250%	11/01/15	Caa1	2,221,350
	Electrical Equipment – 0.1%

159	UCAR Finance Inc.	10.250%	2/15/12	Ba3	151,050
	Electronic Equipment & Instruments – 0.8%

1,760	Sanmina-SCI Corporation	8.125%	3/01/16	B3	1,291,400
	Energy Equipment & Services – 3.1%

1,925	Helix Energy Solutions, 144A	9.500%	1/15/16	B+	1,766,188

185	Kinder Morgan Finance	5.700%	1/05/16	Ba1	159,563

1,755	Pride International Inc.	8.500%	6/15/19	BBB–	1,741,838

1,330	Sonat Inc.	7.625%	7/15/11	BB–	1,309,827
5,195	Total Energy Equipment & Services				4,977,416
	Food & Staples Retailing – 0.8%

1,285	Ingles Markets Inc.	8.875%	5/15/17	BB–	1,268,938
	Food Products – 3.1%

2,490	Pinnacle Foods Finance LLC	10.625%	4/01/17	CCC	2,116,500

220	Smithfield Foods Inc. (WI/DD)	10.000%	7/15/14	BB–	218,350

885	Smithfield Foods Inc.	7.750%	7/01/17	B	648,263

1,965	Tyson Foods	7.850%	4/01/16	BB	1,904,592
5,560	Total Food Products				4,887,705
	Hotels, Restaurants & Leisure – 2.0%

2,655	Boyd Gaming Corporation	7.125%	2/01/16	BB–	1,981,294

1,750	Wendy’s International Inc.	7.000%	12/15/25	B–	1,233,750
4,405	Total Hotels, Restaurants & Leisure				3,215,044
	Household Durables – 1.6%

475	K. Hovnanian Enterprises Inc.	11.500%	5/01/13	B2	413,250

820	Ryland Group Inc.	5.375%	5/15/12	BB–	774,900

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables (continued)

$1,735	Sealy Mattress Company	8.250%	6/15/14	CCC+	$1,435,713
3,030	Total Household Durables				2,623,863
	Independent Power Producers & Energy Traders – 2.1%

662	AES Corporation, 144A	8.750%	5/15/13	BB+	675,240

750	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	587,813

1,950	Orion Power Holdings	12.000%	5/01/10	BB	2,028,000
3,362	Total Independent Power Producers & Energy Traders				3,291,053
	IT Services – 3.4%

2,730	First Data Corporation	9.875%	9/24/15	B–	1,951,950

1,740	Seagate Technology International	10.000%	5/01/14	BB+	1,803,075

1,740	Sungard Data Systems Inc., 144A	10.625%	5/15/15	B	1,713,900
6,210	Total IT Services				5,468,925
	Machinery – 1.4%

1,430	Columbus McKinnon Corporation	8.875%	11/01/13	B+	1,438,938

1,465	Greenbrier Companies, Inc.	8.375%	5/15/15	Caa1	827,725
2,895	Total Machinery				2,266,663
	Media – 6.4%

1,260	Echostar DBS Corporation	7.125%	2/01/16	BB–	1,181,250

850	Interpublic Group Companies Inc.	6.250%	11/15/14	Ba3	748,000

1,835	Mediacom LLC	9.500%	1/15/13	B–	1,757,013

2,315	Nielsen Finance LLC Co., 144A	11.625%	2/01/14	B–	2,309,213

1,140	Quebecor Media Inc.	7.750%	3/15/16	B	1,038,825

3,105	Valassis Communications Inc.	8.250%	3/01/15	B3	2,255,006

860	WMG Acquisition Group	9.500%	6/15/16	BB	860,000
11,365	Total Media				10,149,307
	Metals & Mining – 7.9%

1,945	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	1,098,925

1,910	California Steel Industries Inc.	6.125%	3/15/14	BB–	1,623,500

1,750	Commercial Metals Inc.	7.350%	8/15/18	BBB	1,595,561

860	Compass Minerals International Inc.	8.000%	6/01/19	B+	856,775

950	Freeport McMoran Copper & Gold, Inc.	6.875%	2/01/14	Baa1	974,696

1,950	Freeport McMoran Copper & Gold, Inc.	4.995%	4/01/15	BBB–	1,827,735

3,110	Ispat Inland Inc.	9.750%	4/01/14	BBB	3,261,542

228	Noranda Aluminum Acquisition Corporation	5.413%	5/15/15	Caa2	126,869

625	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	595,313

580	Steel Dynamics, Inc., 144A	7.750%	4/15/16	BB+	549,550
13,908	Total Metals & Mining				12,510,466
	Multi-Line Retail – 1.6%

1,395	Dollar General Corporation	11.875%	7/15/17	B–	1,513,575

1,765	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	1,041,350
3,160	Total Multi-Line Retail				2,554,925
	Multi-Utilities – 2.7%

875	Ameren Corporation	8.875%	5/15/14	Baa3	904,005

3,065	Aquila, Inc.	11.875%	7/01/12	BBB	3,388,981
3,940	Total Multi-Utilities				4,292,986

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 5.7%

$2,610	Berry Petroleum Company	10.250%	6/01/14	B	$2,649,150

440	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	CCC+	264,366

1,855	Mariner Energy Corporation	8.000%	5/15/17	B+	1,548,925

1,760	McMoran Exploration Corporation	11.875%	11/15/14	B	1,498,200

1,875	Targa Resources Inc.	8.500%	11/01/13	B3	1,410,938

2,180	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	1,689,500
10,720	Total Oil, Gas & Consumable Fuels				9,061,079
	Paper & Forest Products – 1.4%

192	Buckeye Technologies Inc.	8.000%	10/15/10	B	189,120

220	Mercer International Inc.	9.250%	2/15/13	B–	93,500

200	Millar Western Forest Products Ltd	7.750%	11/15/13	CCC+	93,000

1,950	Packaging Corporation of America	5.750%	8/01/13	BBB	1,875,816
2,562	Total Paper & Forest Products				2,251,436
	Semiconductors & Equipment – 0.0%

67	Freescale Semiconductor Inc., 144A	10.125%	12/15/16	CCC	23,115
	Specialty Retail – 3.4%

2,650	General Nutrition Centers Inc.	6.404%	3/15/14	CCC+	2,133,250

1,765	Michael’s Stores	11.375%	11/01/16	CCC	1,164,900

2,120	Sally Holdings Inc., 144A	10.500%	11/15/16	B–	2,109,400
6,535	Total Specialty Retail				5,407,550
	Trading Companies & Distributors – 1.1%

2,230	Russel Metals Inc.	6.375%	3/01/14	BB	1,820,238
	Wireless Telecommunication Services – 5.9%

1,730	American Tower Company	7.000%	10/15/17	BB+	1,682,424

1,725	Cricket Communications Inc., 144A	10.000%	7/15/15	B–	1,720,687

1,000	CSC Holdings Inc., 144A	8.625%	2/15/19	BB	977,500

1,295	IntelSat Jackson Holding, 144A	9.500%	6/15/16	BB–	1,307,950

2,160	MetroPCS Wireless Inc.	9.250%	11/01/14	B	2,157,300

1,855	Sprint Capital Corporation	6.900%	5/01/19	BB	1,544,287
9,765	Total Wireless Telecommunication Services				9,390,148
$158,364	Total Corporate Bonds (cost $141,589,529)				138,883,381

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.3%

	U.S. Treasury Bonds/Notes – 6.3%

$9,115	United States of America Treasury Bonds/Notes (3)	3.380%	6/30/13	AAA	$9,550,815

500	United States of America Treasury Bonds/Notes (3)	1.500%	12/31/13	AAA	481,759
$9,615	Total U.S. Government and Agency Obligations (cost $9,788,670)				10,032,574

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 0.0% (5)

	Semiconductors & Equipment – 0.0%

$78	Freescale Semiconductor Inc., Incremental Term Loan	12.500%	12/15/14	B–	$68,883
$78	Total Variable Rate Senior Loan Interests (cost $225,815)				68,883

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.0%

$7,936	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/09, repurchase price $7,935,868, collateralized by $8,120,000 U.S. Treasury Bills, 0.000%, due 4/01/10, value $8,095,640	0.000%	7/01/09	$7,935,868
	Total Short-Term Investments (cost $7,935,868)			7,935,868
	Total Investments (cost $160,798,512) – 99.3%			158,163,001
	Other Assets Less Liabilities – 0.7%			1,098,288
	Net Assets – 100%			$159,261,289

Investments in Derivatives

Credit Default Swaps outstanding at June 30, 2009:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (6)	Notional Amount	Fixed Rate	Termination Date	Value at June 30, 2009 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	Masco Corporation	Buy	(7)	3.51%	$2,700,000	5.150%	3/20/14	$(178,918)	$(178,918)
Credit Suisse	Harrah’s Operating Company, Inc., LCDS	Sell	(7)	6.91	1,760,000	5.000	6/20/10	(124,270)	69,330
Credit Suisse	Harrah’s Operating Company, Inc.	Buy	(7)	7.80	1,760,000	5.000	6/20/10	177,100	(368,500)
Credit Suisse	Dynegy Holdings Inc.	Sell	(7)	11.40	1,000,000	5.000	3/20/14	(191,563)	(51,562)
Deutsche Bank	Aetna Inc.	Buy	(7)	0.80	2,700,000	1.150	3/20/14	(42,154)	(42,154)
JPMorgan	Mohawk Industries, Inc.	Buy	(7)	3.42	2,700,000	3.700	3/20/14	(32,704)	(32,704)
JPMorgan	Newell Rubbermaid Inc.	Buy	(7)	1.49	2,700,000	2.820	6/20/14	(159,548)	(159,548)
									$(764,056)

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$1,242,295	$—	$1,242,295
Corporate Bonds	—	138,883,381	—	138,883,381
U.S. Government and Agency Obligations	10,032,574	—	—	10,032,574
Variable Rate Senior Loan Interests	—	68,883	—	68,883
Short-Term Investments	7,935,868	—	—	7,935,868
Derivatives:
Credit Default Swaps*	—	(764,056)	—	(764,056)
Total	$17,968,442	$139,430,503	$—	$157,398,945
*	Represents net unrealized appreciation (depreciation).

30	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Derivatives*
Balance at beginning of period	$(995,722)
Gains (losses):
Net realized gains (losses)	(3,393,390)
Net change in unrealized appreciation (depreciation)	995,722
Net purchases at cost (sales at proceeds)	3,393,390
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$—
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of June 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, when presented, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Credit	Swaps	Unrealized appreciation on credit default swaps*	$69,330	Unrealized depreciation on credit default swaps*	$833,386
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $161,222,623.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$3,589,027
Depreciation	(6,648,649)
Net unrealized appreciation (depreciation) of investments	$(3,059,622)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

June 30, 2009

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(7)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

32	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 28, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 28, 2009